Note 19 - Stock-based Compensation - Assumptions Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option [Member]
Risk free rate	4.10%	4.90%
Expected life in years (Year)	4 years 9 months	4 years 9 months
Expected volatility	43.10%	42.30%
Dividend yield	0.20%	0.30%
Weighted average fair value per option granted (in dollars per share)	$ 63.19	$ 44.78
Performance Shares [Member]
Risk free rate	4.30%
Expected life in years (Year)	4 years
Expected volatility	32.50%
Dividend yield	0.20%
Discount rate	5.80%